Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 2)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	443,018
Unvested, ending balance	1,348,682
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	443,018
Granted	1,449,829
Vested	(337,456)
Forfeited	(206,709)
Unvested, ending balance	1,348,682
Weighted average grant date fair value, beginning balance | $ / shares	$ 63.49
Weighted average grant date fair value Granted | $ / shares	36.33
Weighted average grant date fair value, Vested | $ / shares	64.91
Weighted average grant date fair value, Forfeited | $ / shares	50.8
Weighted average grant date fair value, ending balance | $ / shares	$ 36.18